Other Expenses - Summary of Other Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Non operating Income Expense [Line Items]
Total other expenses	$ 18,225	$ 16,471	$ 14,763
Real Estate Held for Investment [Member]
Other Non operating Income Expense [Line Items]
Total other expenses	3,213	604	0
Common Overhead Allocation from PFSI [Member]
Other Non operating Income Expense [Line Items]
Total other expenses	7,898	10,742	10,477
Technology [Member]
Other Non operating Income Expense [Line Items]
Total other expenses	1,448	1,279	984
Insurance [Member]
Other Non operating Income Expense [Line Items]
Total other expenses	1,326	1,304	989
Other [Member]
Other Non operating Income Expense [Line Items]
Total other expenses	$ 4,340	$ 2,542	$ 2,313